As filed with the U.S. Securities and Exchange Commission on March 29, 2021
Securities Act File
No. 333-236575
Investment Company Act File
No. 811-23511

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 3
(Check appropriate box or boxes)

BLACKROCK ETF TRUST II
(Exact Name of Registrant as Specified in Charter)
100 Bellevue Parkway Wilmington, Delaware 19809
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code
(800) 441-7762
John M. Perlowski
BLACKROCK ETF TRUST II
55 East 52
nd
Street,
New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52 nd Street New York, New York 10055

Continuous
(Approximate Date of Proposed Offering)
It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the SEC. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

[    ], 2021

2021 PROSPECTUS

BlackRock High Yield Muni Income Bond ETF  |  HYMU  |  CBOE BZX

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BlackRock
®
is a registered trademark of BlackRock Fund
Advisors
and its affiliates.

i

BLACKROCK HIGH YIELD MUNI INCOME BOND ETF

Ticker: HYMU                        Stock Exchange: Cboe BZX
Investment Objectives
The BlackRock High Yield Muni Income Bond ETF (the “Fund”) primarily seeks to maximize tax-free
current income and secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income-generating U.S. municipal bonds.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust II (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees 1,2	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver 1,2	Total Annual Fund Operating Expenses After Fee Waiver 1,2
0.45%	None	0.00%	0.45%	(0.10%)	0.35%

1
As described in the “Management” section of the Fund’s prospectus beginning on page S-5, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through November 30,
2023.

2
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page S-5, BlackRock has contractually agreed to waive 0.10% of its management fee through November 30, 2023. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$36	$124

Portfolio Turnover
. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this prospectus (the “Prospectus”).
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its
objectives by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt
obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the Fund may invest in municipal bonds in any rating category, Fund management presently intends to invest at least 65% of the Fund’s net assets in medium- to low-quality
bonds as rated by at least one independent rating agency (BBB or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)
,
or Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”)), or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.
The Fund may also invest up to 20% of its
net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch
,
or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA.
Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.
The Fund may lend securities representing up to
one-third
of the value of the Fund’s total assets (including the value of the collateral received).
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objectives. Unlike many exchange-traded funds (“ETFs”), the Fund is not an index-based ETF.
Municipal Securities Risk.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.
High Yield Securities Risk.
Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below
“BBB-”
by S&P and Fitch
,
or “Baa3” by Moody’s), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.
Income Risk.
Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods.
An increase in interest rates may cause the value of securities held by the Fund to decline, will generally lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.
Credit Risk.
Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Extension Risk.
During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Distressed Securities Risk.
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio holding, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Asset Class Risk.
Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Assets Under Management (AUM) Risk.
From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.
Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem
, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Cash Transactions Risk.
The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind
securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind.
The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider
bid-ask
spreads or greater premiums or discounts to the Fund’s NAV.
Concentration Risk.
The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Cybersecurity Risk.
Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers (including the benchmark provider), market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
High Portfolio Turnover Risk.
The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups
and other transaction costs on the sale of the securities and on reinvestment in other securities.
Illiquid Investments Risk.
The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.
Infectious Illness Risk.
An outbreak of an infectious respiratory illness,
COVID-19,
caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.
Issuer Risk.
The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Management Risk.
The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.
Market Risk.
The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Market Trading Risk.
The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Non-Diversification Risk.
The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers as opposed to a fund that invests more widely.
Operational Risk.
The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Privately-Issued Securities Risk.
The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately-issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately- issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately-issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.
Risk of Investing in the U.S.
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Small Fund Risk.
When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk.
There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes or the federal Medicare contribution tax of 3.8% on “net investment income.”
Valuation Risk.
The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
Because the Fund has not commenced operations as of the date of this Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.
Management
Investment Adviser.
BlackRock Fund Advisors.
Portfolio Managers
. Kevin Maloney, James Mauro and Michael Perilli (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day
management of the Fund. Each Portfolio Manager supervises a portfolio management team. Messrs. Maloney, Mauro and Perilli have been Portfolio Managers of the Fund since 2020.

Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer.
Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the
“bid-ask
spread”).
Tax Information
The Fund intends to make distributions
primarily from net
tax-exempt
income (but not necessarily free from federal AMT), although distributions of taxable capital gains may also occur.
The Fund is generally not an appropriate investment for a 401(k) plan or an individual retirement account (“IRA”).
Please consult your personal tax advisor.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at
www.blackrock.com
.
The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the management team has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objectives.
ETFs are funds that trade like other publicly-traded securities. Similar to shares of a mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in aggregations of a specified number of shares (“Creation Units”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund’s investment objectives are
non-fundamental
policies and may be changed without shareholder approval.
Additional Information on Principal Investment Strategies.
The Fund primarily seeks to maximize
tax-free
current income and secondarily seeks to maximize capital appreciation with a portfolio composed principally of high yield and other income-generating U.S. municipal bonds Under normal circumstances, the Fund seeks to achieve its objectives by investing at least 80% of its assets in municipal bonds.
Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of federal AMT). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt
obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the Fund may invest in municipal bonds in any rating category, Fund management presently intends to invest at least 65% of the Fund’s net assets in medium- to low-quality
bonds as rated by at least one independent rating agency (BBB or lower by S&P or Fitch or Baa or lower by Moody’s,) or if unrated, judged to be of comparable quality by BFA. Obligations rated below BBB or Baa are commonly known as “junk bonds.” It is possible that the Fund could invest up to 100% of its assets in junk bonds. Fund management reserves the right to invest less than 65% of the Fund’s net assets in municipal bonds rated BBB or Baa or lower if Fund management determines that there is an insufficient supply of such obligations available for investment.
The Fund may also invest up to 20% of its
net assets in municipal bonds that are considered distressed securities, which are securities that are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition or are rated in the lowest rating categories by at least one independent rating agency (CC or lower by S&P or Fitch or Ca or lower by Moody’s), or if unrated, judged to be of comparable quality by BFA. Generally, the Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. The Fund will primarily invest in municipal bonds that have a maturity of five years or longer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Investment Process.
The management team evaluates portfolio construction, municipal security selection, and trade execution on an ongoing basis. The investment approach represents a collaboration between BFA’s Liquidity Portfolio Team and Municipal Credit Research Team. The Municipal Credit Research Team will provide credit oversight and research, and will independently rate each security in the investment universe with a BFA equivalent rating. The Liquidity Portfolio Team will use these credit ratings in conjunction with the following factors to manage the portfolio:

•	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.

•
Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer-term obligations typically have higher yields).

•
Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve. Maturity of a debt security refers to the date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that such departure is, in the opinion of BFA, consistent with the Fund’s investment objectives and in the best interests of the Fund. For example, the Fund may hold a higher than normal proportion of its assets in cash in response to adverse market, economic or political conditions.
The management team uses an internal model for calculating duration, which may result in a different value of duration than if duration was calculated by a third party.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Municipal Securities Risk.
Municipal securities include both general obligation bonds (bonds secured by the full faith and credit of the issuer) and limited obligation bonds (or “Revenue Bonds”). All municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Additionally, certain municipal securities may be issued by entities with limited taxing authority, which could limit or prevent tax increases necessary to make continued payments of principal and interest.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. There is also the risk that corruption may negatively affect municipal issuers, including corruption related to a particular project from which payments on a security are derived, resulting in delays and cost overruns.
There may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. As a result, municipal securities may be more difficult for the Fund to value accurately than the securities of public companies. Municipal securities may also be harder to buy and sell compared to taxable bonds and non-municipal
securities, especially on short notice. Because the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio is subject to greater exposure to illiquidity risk than a fund that invests in comparable taxable bonds or non-municipal
securities.
The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt
status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect, potentially resulting in the Fund and its shareholders being subject to substantial tax liabilities. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
Revenue
Bonds are backed by current or anticipated revenues from a specific project or specific assets and can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets. Additionally, the market values of Revenue Bonds may decline in times of higher inflation to the extent that revenues are fixed income streams. In other instances, the prices that an issuer is able to charge users of its assets may be linked to inflation, whether by government regulation, contractual arrangement or other factors. Rising interest rates could result in higher costs of capital for certain issuers, which could negatively impact their ability to meet payment obligations. In this case, changes in the rate of inflation may affect the issuer’s revenues. Because many municipal securities are issued to finance
projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in one or more of these sectors can affect the overall municipal market. Adverse conditions and developments affecting a particular project can result in lower revenues to an issuer of the municipal securities and, by extension, adversely affect payments of principal and interest on, or the market value of, such securities.
Additionally, certain municipal securities are issued by entities dependent on revenue from a particular sector and thus are subject to the specific risks associated with that sector.
Municipal Securities Market Risk
. Economic exposure to the municipal securities market involves certain risks. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the financial crisis of 2007-2009 these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal securities. Certain municipal securities may not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Fund is economically exposed is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of BFA than would be a fund investing solely in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade securities to which the Fund may be economically exposed, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at attractive prices or at prices approximating those at which the Fund currently values them.
In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. This stress may be significantly exacerbated by the coronavirus pandemic. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt
or may fail to generate qualifying income for purposes of the income tests applicable to regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended.
High Yield Securities Risk.
Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below
“BBB-”
by S&P and Fitch, or “Baa3” by Moody’s), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.
The major risks of high yield securities investments include:

•
High yield securities may be issued by less creditworthy issuers. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment-grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield securities holders, leaving few or no assets available to repay high yield securities holders.

•
Prices of high yield securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of high yield securities than on other higher rated fixed-income securities. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

•
Issuers of high yield securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•
High yield securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield securities held by the Fund, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•
High yield securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the high yield securities market, and there may be significant differences in the prices quoted for high yield securities by the dealers. Because high yield securities may be less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
Income Risk.
Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk.
As interest rates rise, the value of
the fixed-income
securities or other instruments held by the Fund is likely to decrease. A measure investors commonly use to determine this price sensitivity is called duration.
Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the value of the Fund. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect certain fixed-income investments, including those held by the Fund. In addition, decreases in fixed income dealer market-making capacity may lead to lower trading volume, heightened volatility, wider bid-ask
spreads
and less transparent pricing in certain fixed-income markets.
The historically low interest rate environment
was created in part by the world’s major central banks keeping their overnight policy interest rates at, near or below zero percent and implementing monetary policy facilities, such as asset purchase programs, to anchor longer-term interest rates below historical levels. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are set at low levels and the market prices of portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. Central banks may increase their short-term policy rates or begin phasing out, or “tapering,” accommodative monetary policy facilities in the future. The timing, coordination, magnitude and effect of such policy changes on various markets is uncertain, and such changes in monetary policy may adversely affect the value of the Fund’s investments.
Credit Risk.
Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. There are varying degrees of credit risk, depending on an issuer’s or counterparty’s financial condition and on the terms of an obligation, which may be reflected in the issuer’s or counterparty’s credit rating. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.

Extension Risk.
During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
Distressed Securities Risk.
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio holding, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Asset Class
 Risk.
The securities
and other assets in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities may experience cycles of outperformance and underperformance in comparison to the general financial markets
. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk.
From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Cash Transactions Risk.
Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind
securities. Paying redemption proceeds in cash rather than through in-kind
delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind.
As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.
The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask
spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation and redemption transactions may result in certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Concentration Risk.
The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, representing a particular country, group of countries, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities and/or other assets, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.
Cybersecurity Risk.
With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (
e.g.
, through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites (i.e., efforts to make network services unavailable to intended users).
Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses; interference with the Fund’s ability to calculate its NAV
,
disclosure of confidential trading information
,
impediments to trading
,
submission of erroneous trades or erroneous creation or redemption orders; the inability of the Fund or its service providers to transact business
,
violations of applicable privacy and other laws
,
regulatory fines, penalties, reputational damage, reimbursement or other compensation costs
,
or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
High Portfolio Turnover Risk.
The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups
and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of the Fund’s portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies, such as index-based ETFs. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Illiquid Investments Risk.
The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in securities or instruments or the lack of an active market for such securities or instruments. To the extent that the Fund invests in securities or instruments with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. Illiquid investments may be harder to value, especially in changing markets. If the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be greater than normal. Other market participants may be attempting to liquidate holdings at the same time as the Fund, causing increased supply of the Fund’s underlying investments in the market and contributing to illiquid investments risk and downward pricing pressure. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.
Infectious Illness Risk
. An outbreak of an infectious respiratory illness,
COVID-19,
caused by a novel coronavirus that was first detected in December 2019 has spread globally. The impact of this outbreak has adversely affected the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be predicted with certainty. Any market or economic disruption can be expected to result in elevated tracking error and increased premiums or discounts to the Fund’s NAV.

•
General Impact
. This outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, temporary closures of stores, restaurants and other commercial establishments, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty.

•
Market Volatility
. The outbreak has also resulted in extreme volatility, severe losses, and disruptions in markets which can adversely impact the Fund and its investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Certain issuers of equity securities have cancelled or announced the suspension of dividends. The outbreak has, and may continue to, negatively affect the credit ratings of some fixed income securities and their issuers.

•
Market Closures
. Certain local markets have been or may be subject to closures, and there can be no assurance that trading will continue in any local markets in which the Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which the Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such markets.

•
Operational Risk
. The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers, including BFA, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund, for example, due to the service providers’ employees performing tasks in alternate locations than under normal operating conditions or the illness of certain employees of the Fund’s service providers.

•
Governmental Interventions
. Governmental and quasi-governmental authorities and regulators throughout the world have responded to the outbreak and the resulting economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

•	Pre-Existing Conditions . Public health crises caused by the outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects.
Issuer Risk.
Fund performance
depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due.
Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. An issuer may also be subject to risks associated with the countries, states and regions in which the issuer resides, invests, sells products, or otherwise conducts operations.
Management Risk.
The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. BFA and the
Portfolio Managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Market Risk.
The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Market risk arises mainly from uncertainty about future values of financial instruments and may be influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.
Market Trading Risk
Absence of Active Market
. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings
. The Fund’s shares may be listed or traded on U.S. and
non-U.S.
stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to
non-U.S.
investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk
. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV
. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions.
ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND
’
S SHARES TRADING AT A PREMIUM OR
DISCOUNT TO NAV
.
However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end
funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized

Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares
. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Non-Diversification
Risk
. The Fund is classified as
“non-diversified.”
This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Operational Risk
. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Privately-Issued Securities Risk
. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Risk of Investing in the U.S
. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
The U.S. has developed increasingly strained relations with a number of foreign countries. If relations with certain countries continue to worsen, it could adversely affect U.S. issuers as well as
non-U.S.
issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Small Fund Risk
. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund were to be required to delist from the listing exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Tax Risk
. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes or the federal Medicare contribution tax of 3.8% on “net investment income.” BFA relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt
status of the investment. Neither BFA nor the Fund guarantees that this opinion is correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free
status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Valuation Risk
. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because
non-U.S.
exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares.
Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A Further Discussion of Other Risks
The Fund may also be subject to certain other
risks associated with its investments and investment strategies.
Floating Rate Notes Risk
. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the London Interbank Offered Rate, may not accurately track market interest rates.
Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
LIBOR Risk.
The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR.

In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (
e.g.,
the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.
School District Investment Risk
. School districts rely, in part, on funding appropriations from, among others, the federal government and state governments. As a result, municipal securities issued by school districts may be adversely affected by political and economic changes at the state or federal levels, such as decreased tax or other revenues, spending reductions or changes in appropriations. Municipal securities that are issued to finance a particular school district project often depend on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project can result in lower revenues to the issuer of the municipal securities. Investors in these securities, similar to investors in municipal securities generally, face heightened risk of loss upon insolvency of the school district issuers because there is often no ready source of funding to pay the bonds other than the local tax base, which a bankruptcy court or administrator does not control.
Threshold/Underinvestment Risk
. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. The capacity of the Fund to make investments in certain securities may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, in certain circumstances where the Fund invests in securities issued by companies that operate in certain regulated industries or in certain emerging or international markets, is subject to corporate or regulatory ownership restrictions, or invests in certain futures or other derivative transactions, there may be limits on the aggregate and/or fund-level amount invested or voted by BFA and its affiliates for their proprietary accounts and for client accounts (including the Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The Fund discloses its portfolio holdings daily at www.blackrock.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling
1-800-441-7762.
Management
Investment Adviser
. As investment adviser, BFA has overall responsibility for the general management and administration of the Fund. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to portfolio securities. In seeking to achieve the Fund’s investment objectives, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.

Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.45%.
BlackRock has contractually agreed to waive 0.10% of the management fee through November 30, 2023. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through November 30, 2023.
BFA may
from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of December 31, 2020, BFA and its affiliates provided investment advisory services for assets in excess of $8.676 trillion. BFA and its affiliates trade and invest for their own accounts in the actual securities and types of securities in which the Fund may also invest, which may affect the price of such securities.
A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement with BFA will be available in the Fund’s annual report for the period ending
July 31, 2021.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Portfolio Managers
. Kevin Maloney and Michael Perilli
are jointly and primarily responsible for the
day-to-day
management of the Fund. In managing the Fund, Messrs. Maloney and Perilli consult regularly with James Mauro. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
Kevin Maloney has been employed by BFA or its affiliates as a portfolio manager since 2016. Mr. Maloney has been with BlackRock since 2010. Mr. Maloney has been a Portfolio Manager of the Fund since 2020. Michael Perilli has been employed by BFA or its affiliates as a portfolio manager since 2014. Mr. Perilli has been with BlackRock since 2008. Mr. Perilli has been a Portfolio Manager of the Fund since 2020. James Mauro has been employed by BFA or its affiliates as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2020.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent
. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.

Legal Proceedings
.
On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption
In re BlackRock Mutual
Funds Advisory Fee Litigation
. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May
 28, 2020, the appellate court affirmed the trial court
’
s orders. On June
 26, 2020, the plaintiffs petitioned the appeals court for a rehearing, which was denied on July
 9, 2020. Plaintiffs’ deadline to seek further appeal has passed; consequently, this matter is now closed.
Conflicts of Interest
. The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)
), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and its Affiliates provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act
,
or may act
,
as an investor,
research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader
, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest. The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services.
BFA or one or more Affiliates
may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end
and
closed-end
investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the 1940 Act
. The trading activities of BFA and these Affiliates
are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund.
Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the
Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or its or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA
or
its Affiliates
may adversely impact the Fund. Transactions by one or more clients or by BFA
or
its Affiliates
or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA
or
one or more Affiliates
and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the
Fund
has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA
and its Affiliates
and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free:
1-800-441-7762
or visiting our website at www.blackrock.com.
Buying and Selling Shares
. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the
Creations and Redemptions
section of this Prospectus. Only an Authorized Participant
may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund’s shares trade under the ticker symbol “HYMU.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund’s spread may also be impacted by the liquidity or illiquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind
and/or for cash, subject to the conditions described below under
Creations and Redemptions
. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s listing exchange is Cboe BZX.
Book Entry
. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Fund.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices
. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors.
Determination of Net Asset Value
. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in
non-U.S.
securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length
transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

Dividends and Distributions
General Policies
. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata
basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service
. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes.
As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, in which case your distributions generally will be taxable when withdrawn, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation (except that the interest may be includable in taxable income for purposes of the AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund’s distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts. Taxable distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent the Fund does not include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax advisor.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net tax-exempt income or long-term capital gains or upon the sale or other disposition of shares of the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
If you are a resident or a citizen of the U.S., by law, backup withholding at a 24% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Taxes When Shares are Sold.
Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions
. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size
Creation Units
or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund’s distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.
These transactions are usually in exchange for cash.
A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a specified amount of cash and/or a designated portfolio of securities (including any portion of such securities for which cash may be substituted) in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a specified amount of cash and/or a designated portfolio of securities (including any portion of such securities for which cash may be substituted).

Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units with the Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.
To the extent the Fund engages in
in-kind
transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation
Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off
times for receipt of creation and redemption orders) is included in the Fund’s SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Fund and certain other
BFA-advised
ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the
BFA-advised
ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other
BFA-advised
ETFs over another investment. More information regarding these payments is contained in the Fund’s SAI.
Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.

Financial Highlights
Financial highlights for the Fund are not available because, as of the effective date of this Prospectus, the Fund has not commenced operations and therefore has no financial highlights to report.

Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by Cboe BZX. Cboe BZX makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objectives. Cboe BZX is not responsible for, nor has it participated in, the determination of the Fund’s investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Cboe BZX has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
Without limiting any of the foregoing, in no event shall Cboe BZX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Want to know more?
www.blackrock.com
|
1-800-441-7762
Copies of the Prospectus, SAI and other information can be found on our website at www.blackrock.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI free of charge, please:

Call:	1-800-441-7762 (toll free)
Write:	c/o BlackRock Investments, LLC
1 University Square Drive, Princeton, NJ 08540
Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail
address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
Investment Company Act File No.:
811-23511

PRO-HYMIBE-0321

The information in this prospectus is not complete and may be changed. A registration statement relating to these securities has been filed with the SEC. The securities described herein may not be sold until the registration statement becomes effective. This prospectus is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

[    ], 2021

2021 PROSPECTUS

BlackRock Intermediate Muni Income Bond ETF  |  INMU  |  NYSE ARCA

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BlackRock
®
is a registered trademark of BlackRock
Fund
Advisors and its affiliates.

i

BLACKROCK INTERMEDIATE MUNI INCOME BOND ETF
Ticker: INMU                        Stock Exchange: NYSE Arca
Investment Objective
The BlackRock Intermediate Muni Income Bond ETF (the “Fund”) seeks to maximize tax-free current income.
Fees and Expenses
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between BlackRock ETF Trust II (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses.
You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees 1,2	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver 1,2	Total Annual Fund Operating Expenses After Fee Waiver 1,2
0.40%	None	0.00%	0.40%	(0.10%)	0.30%

1
As described in the “Management” section of the Fund’s prospectus beginning on page S-5, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2023.

2
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page S-5, BlackRock has contractually agreed to waive 0.10% of its management fee through June 30, 2023. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 31	$ 108

Portfolio Turnover
. The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. There has been no portfolio turnover because the Fund has not commenced operations as of the date of this prospectus (the “Prospectus”).
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its
objective by investing at least 80% of its assets in municipal bonds. This policy is a fundamental policy of the Fund and may not be changed without approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally

S-1

excludable from gross income for
federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax (“AMT”)). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt
obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the Fund may invest in municipal bonds in any rating category, Fund management presently intends to invest the Fund’s assets primarily in investment grade municipal bonds. Investment grade bonds are securities which are rated in the four highest rating categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. The Fund may also invest in non-investment grade municipal bonds (commonly called “high yield” or “junk bonds”).
The Fund expects to maintain, under normal market conditions, a dollar-weighted average portfolio duration, as calculated by BFA, of four to six years.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Summary of Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many exchange-traded funds (“ETFs”), the Fund is not an index-based ETF.
Municipal Securities Risk.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenues from such projects or assets. Certain municipal securities are issued by entities with limited taxing authority such as school districts, or dependent on revenue from a particular sector or industry, such as the utilities sector, infrastructure sector, or transportation industry.
Income Risk.
Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk.
During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. An increase in interest rates may cause the value of securities held by the Fund to decline, will generally lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by the Fund. The historically low interest rate environment heightens the risks associated with rising interest rates.
Credit Risk.
Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer’s or counterparty’s financial condition and on the terms of an obligation.
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and

S-2

the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Extension Risk.
During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
High Yield Securities Risk.
Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P and Fitch, or “Baa3” by Moody’s), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.
Asset Class Risk.
Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Assets Under Management (AUM) Risk.
From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus), a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.
Only an Authorized Participant (as defined in the Creations and Redemptions section of this Prospectus) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem
, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Cash Transactions Risk.
The Fund expects to effect all of its creations and redemptions for cash, rather than in-kind
securities. As a result, the Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind.
The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask
spreads or greater premiums or discounts to the Fund’s NAV.
Concentration Risk.
The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Cybersecurity Risk.
Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers (including the benchmark provider), market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.
High Portfolio Turnover Risk.
The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups
and other transaction costs on the sale of the securities and on reinvestment in other securities.
Illiquid Investments Risk.
The Fund may invest up to an aggregate amount of 15% of its net assets in

S-3

illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.
Infectious Illness Risk.
An outbreak of an infectious respiratory illness,
COVID-19,
caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.
Issuer Risk.
The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.
Management Risk.
The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA will not produce the desired results, and that securities selected by BFA may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk.
The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.
Market Trading Risk.
The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, BFA believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund’s shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Non-Diversification Risk.
The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers as opposed to a fund that invests more widely.
Operational Risk.
The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Privately-Issued Securities Risk.
The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”). Privately-issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately- issued securities are generally not traded on established markets. As a

S-4

result of the absence of a public trading market, privately-issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.
Risk of Investing in the U.S.
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Small Fund Risk.
When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk.
There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes or the federal Medicare contribution tax of 3.8% on “net investment income.”
Valuation Risk.
The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Performance Information
Because the Fund has not commenced operations as of the date of this Prospectus, it does not have performance information an investor would find useful in evaluating the risks of investing in the Fund.
Management
Investment Adviser.
BlackRock Fund Advisors.
Portfolio Managers.
James Mauro, Phillip Soccio and Christian Romaglino (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager supervises a portfolio management team. Messrs. Mauro, Soccio and Romaglino have been Portfolio Managers of the Fund since 2020.
Purchase and Sale of Fund Shares
The Fund is an ETF. Individual shares of the Fund may only be bought and sold in the secondary market through a broker-dealer. Because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Tax Information
The Fund intends to make distributions primarily from net tax-exempt income (but not necessarily free from federal AMT), although distributions of taxable capital gains may also occur.
The Fund is generally not an appropriate investment for a 401(k) plan or an individual retirement account (“IRA”)
. Please consult your personal tax advisor.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

S-5

More Information About the Fund
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at
www.blackrock.com
.
The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index. Accordingly, the management team has discretion on a daily basis to manage the Fund’s portfolio in accordance with the Fund’s investment objective.
ETFs are funds that trade like other publicly-traded securities. Similar to shares of a mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities and other instruments. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants and only in aggregations of a specified number of shares (“Creation Units”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.
Additional Information on Principal Investment Strategies.
The Fund seeks to maximize tax-free current income. Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in municipal bonds.
Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of federal AMT). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt
obligations like municipal notes and variable rate demand obligations.
The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Fund management chooses municipal bonds that it believes offer a relatively high potential for total return relative to their total risk. Although the Fund may invest in municipal bonds in any rating category, Fund management presently intends to invest the Fund’s assets primarily in investment grade municipal bonds. Investment grade bonds are securities which are rated in the four highest rating categories by at least one of the major rating agencies or determined by the management team to be of similar quality. Generally, the higher the rating of a bond, the higher the likelihood that interest and principal payments will be made on time. The Fund may also invest in non-investment grade municipal bonds (commonly called “high yield” or “junk bonds”).
The Fund expects to maintain, under normal market conditions, a dollar-weighted average portfolio duration, as calculated by BFA, of four to six years.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
Investment Process.
The management team evaluates portfolio construction, municipal security selection, and trade execution on an ongoing basis. The investment approach represents a collaboration between BFA’s Liquidity Portfolio Team and Municipal Credit Research Team. The Municipal Credit Research Team will provide credit oversight and research, and will independently rate each security in the investment universe with a BFA equivalent rating. The Liquidity Portfolio Team will use these credit ratings in conjunction with the following factors to manage the portfolio:

•	Credit Quality of Issuers — based on bond ratings and other factors, including economic and financial conditions.

•
Yield Analysis — takes into account factors such as the different yields available on different types of obligations and the shape of the yield curve (longer-term obligations typically have higher yields).

1

•
Maturity Analysis — the weighted average maturity of the portfolio will be maintained within a desirable range as determined from time to time. Factors considered include portfolio activity, maturity of the supply of available bonds and the shape of the yield curve. Maturity of a debt security refers to the date upon which debt securities are due to be repaid, that is, the date when the issuer generally must pay back the face amount of the security.

•
Duration Analysis — the average portfolio duration of the portfolio will generally be maintained within a range as determined from time to time. Duration is a measure, expressed in years, of the price sensitivity of a bond or a portfolio to changes in interest rates. Factors considered include interest rates, economic environment, Federal Reserve policy, market conditions, and characteristics of a particular security.

In certain situations or market conditions, the Fund may temporarily depart from its normal investment process, provided that such departure is, in the opinion of BFA, consistent with the Fund’s investment objective and in the best interests of the Fund. For example, the Fund may hold a higher than normal proportion of its assets in cash in response to adverse market, economic or political conditions.
The management team uses an internal model for calculating duration, which may result in a different value of duration than if duration was calculated by a third party.
A Further Discussion of Principal Risks
The Fund is subject to various risks, including the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Municipal Securities Risk.
Municipal securities include both general obligation bonds (bonds secured by the full faith and credit of the issuer) and limited obligation bonds (or “Revenue Bonds”). All municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Additionally, certain municipal securities may be issued by entities with limited taxing authority, which could limit or prevent tax increases necessary to make continued payments of principal and interest.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. There is also the risk that corruption may negatively affect municipal issuers, including corruption related to a particular project from which payments on a security are derived, resulting in delays and cost overruns.
There may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities. As a result, municipal securities may be more difficult for the Fund to value accurately than the securities of public companies. Municipal securities may also be harder to buy and sell compared to taxable bonds and non-municipal
securities, especially on short notice. Because the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio is subject to greater exposure to illiquidity risk than a fund that invests in comparable taxable bonds or non-municipal
securities.
The Fund and BFA will rely on the opinion of issuers’ bond counsel on the tax-exempt
status of interest on municipal bonds. Neither the Fund nor BFA will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect, potentially resulting in the Fund and its shareholders being subject to substantial tax liabilities. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
Revenue
Bonds are backed by current or anticipated revenues from a specific project or specific assets and can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets. Additionally, the market values of Revenue Bonds may decline in times of higher inflation to the extent that revenues are fixed income streams. In other instances, the prices that an issuer is able to charge users of its assets may be linked to inflation, whether by government regulation, contractual arrangement or other factors. Rising interest rates could result in higher costs of capital for certain issuers, which could negatively impact their ability to meet payment obligations. In this case, changes in the rate of inflation may

2

affect the issuer
’
s revenues. Because many
municipal securities are issued to finance
projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in one or more of these sectors can affect the overall municipal market. Adverse conditions and developments affecting a particular project can result in lower revenues to an issuer of the municipal securities and, by extension, adversely affect payments of principal and interest on, or the market value of, such securities.
Additionally, certain municipal securities are issued by entities dependent on revenue from a particular sector and thus are subject to the specific risks associated with that sector.
Municipal Securities Market Risk.
Economic exposure to the municipal securities market involves certain risks. The municipal market is one in which dealer firms make markets in bonds on a principal basis using their proprietary capital, and during the financial crisis of 2007-2009 these firms’ capital was severely constrained. As a result, some firms were unwilling to commit their capital to purchase and to serve as a dealer for municipal securities. Certain municipal securities may not be registered with the Securities and Exchange Commission or any state securities commission and will not be listed on any national securities exchange. The amount of public information available about the municipal securities to which the Fund is economically exposed is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of BFA than would be a fund investing solely in stocks or taxable bonds. The secondary market for municipal securities, particularly the below investment grade securities to which the Fund may be economically exposed, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such securities at attractive prices or at prices approximating those at which the Fund currently values them. In addition, many state and municipal governments that issue securities are under significant economic and financial stress and may not be able to satisfy their obligations. This stress may be significantly exacerbated by the coronavirus pandemic. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. The taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors, including the entity’s tax base, the extent to which the entity relies on federal or state aid, and other factors which are beyond the entity’s control. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, holders of municipal securities could experience delays in collecting principal and interest and such holders may not, in all circumstances, be able to collect all principal and interest to which they are entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt
or may fail to generate qualifying income for purposes of the income tests applicable to regulated investment companies under the U.S. Internal Revenue Code of 1986, as amended.
Income Risk.
Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
Interest Rate Risk.
As interest rates rise, the value of
the fixed-income
securities or other instruments held by the Fund is likely to decrease. A measure investors commonly use to determine this price sensitivity is called duration.
Fixed-income securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer duration, rising interest rates may cause the value of the Fund’s investments to decline significantly, which would adversely affect the value of the Fund. An increase in interest rates may lead to heightened volatility in the fixed-income markets and adversely affect certain fixed-income investments, including those held by the Fund. In addition, decreases in fixed income dealer market-making capacity may lead to lower trading volume, heightened volatility, wider bid-ask
spreads
and less transparent pricing in certain fixed-income markets.
The historically low interest rate environment
was created in part by the world’s major central banks keeping their overnight policy interest rates at, near or below zero percent and implementing monetary policy facilities, such as asset purchase programs, to anchor longer-term interest rates below historical levels. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or

3

negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are set at low levels and the market prices of portfolio securities have increased, the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. Central banks may increase their short-term policy rates or begin phasing out, or “tapering,” accommodative monetary policy facilities in the future. The timing, coordination, magnitude
and effect of such policy changes on various markets is uncertain, and such changes in monetary policy may adversely affect the value of the Fund’s investments.
Credit Risk.
Credit risk is the risk that the issuer or guarantor of a debt instrument or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments when due or otherwise honor its obligations. There are varying degrees of credit risk, depending on an issuer’s or counterparty’s financial condition and on the terms of an obligation, which may be reflected in the issuer’s or counterparty’s credit rating. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), or that the market’s perception of an issuer’s creditworthiness may worsen, potentially reducing the Fund’s income level or share price.
Call Risk.
During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund’s income, or in securities with greater risks or with other less favorable features.
Extension Risk.
During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
High Yield Securities Risk.
Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below
“BBB-”
by S&P and Fitch, or “Baa3” by Moody’s), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.
The major risks of high yield securities investments include:

•
High yield securities may be issued by less creditworthy issuers. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment-grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield securities holders, leaving few or no assets available to repay high yield securities holders.

•
Prices of high yield securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of high yield securities than on other higher rated fixed-income securities. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

•
Issuers of high yield securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•
High yield securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield securities held by the Fund, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•
High yield securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the high yield securities market, and there may be significant differences in the prices quoted for high yield securities by the dealers. Because high yield securities may be less liquid than higher rated fixed-income securities, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

4

Asset Class
 Risk.
The securities
and other assets in the Fund’s portfolio may underperform in comparison to other securities or indexes that track other issuers, countries, groups of countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities may experience cycles of outperformance and underperformance in comparison to the general financial markets
. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.
Assets Under Management (AUM) Risk.
From time to time, an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, or a fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund
’
s operations or to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.
Authorized Participant Concentration Risk.
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Cash Transactions Risk.
Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind
securities. Paying redemption proceeds in cash rather than through in-kind
delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind.
As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.
The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask
spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund . Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, cash creation and redemption transactions may result in certain brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted.
Concentration Risk.
The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, representing a particular country, group of countries, region, market, industry, group of industries, sector or asset class. The Fund may be more adversely affected by the underperformance of those securities and/or other assets, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.
Cybersecurity Risk.
With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such portfolio companies to lose value. Unlike many other types of risks faced by the Fund, these risks typically are not covered by insurance. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (
e.g.
, through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service
attacks on websites (i.e., efforts to make network services unavailable to intended users).
Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.
Cybersecurity failures by or breaches of the systems of the Fund’s adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and

5

administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses; interference with the Fund’s ability to calculate its NAV
,
disclosure of confidential trading information
,
impediments to trading
,
submission of erroneous trades or erroneous creation or redemption orders; the inability of the Fund or its service providers to transact business
,
violations of applicable privacy and other laws
,
regulatory fines, penalties, reputational damage, reimbursement or other compensation costs
,
or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified and that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.
High Portfolio Turnover Risk.
The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (considered by the Fund to mean higher than 100% annually) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups
and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of the Fund’s portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies, such as index-based ETFs. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
Illiquid Investments Risk.
The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in securities or instruments or the lack of an active market for such securities or instruments. To the extent that the Fund invests in securities or instruments with substantial market and/or credit risk, the Fund will tend to have increased exposure to the risks associated with illiquid investments. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. Illiquid investments may be harder to value, especially in changing markets. If the Fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where redemptions from the Fund may be greater than normal. Other market participants may be attempting to liquidate holdings at the same time as the Fund, causing increased supply of the Fund’s underlying investments in the market and contributing to illiquid investments risk and downward pricing pressure. During periods of market volatility, liquidity in the market for the Fund’s shares may be impacted by the liquidity in the market for the underlying securities or instruments held by the Fund, which could lead to the Fund’s shares trading at a premium or discount to the Fund’s NAV.
Infectious Illness Risk.
An outbreak of an infectious respiratory illness,
COVID-19,
caused by a novel coronavirus that was first detected in December 2019 has spread globally. The impact of this outbreak has adversely affected the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be predicted with certainty. Any market or economic disruption can be expected to result in elevated tracking error and increased premiums or discounts to the Fund’s NAV.

•
General Impact.
This outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, temporary closures of stores, restaurants and other commercial establishments, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty.

6

•
Market Volatility.
The outbreak has also resulted in extreme volatility, severe losses, and disruptions in markets which can adversely impact the Fund and its investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Fund’s value may be impaired as a result. Certain issuers of equity securities have cancelled or announced the suspension of dividends. The outbreak has, and may continue to, negatively affect the credit ratings of some fixed income securities and their issuers.

•
Market Closures.
Certain local markets have been or may be subject to closures, and there can be no assurance that trading will continue in any local markets in which the Fund may invest, when any resumption of trading will occur or, once such markets resume trading, whether they will face further closures. Any suspension of trading in markets in which the Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in such markets.

•
Operational Risk.
The outbreak could also impair the information technology and other operational systems upon which the Fund’s service providers, including BFA, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform critical tasks relating to the Fund, for example, due to the service providers’ employees performing tasks in alternate locations than under normal operating conditions or the illness of certain employees of the Fund’s service providers.

•
Governmental Interventions.
Governmental and quasi-governmental authorities and regulators throughout the world have responded to the outbreak and the resulting economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

•	Pre-Existing Conditions. Public health crises caused by the outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects.
Issuer Risk.
Fund
performance
depends on the performance of individual securities to which the Fund has exposure. The Fund may be adversely affected if an issuer of underlying securities held by the Fund is unable or unwilling to repay principal or interest when due.
Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. An issuer may also be subject to risks associated with the countries, states and regions in which the issuer resides, invests, sells products, or otherwise conducts operations.
Management Risk.
The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. BFA and the
Portfolio Managers will utilize a proprietary investment process, techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.
Market Risk.
The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Market risk arises mainly from uncertainty about future values of financial instruments and may be influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding financial instruments in the face of market movements or uncertainty. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund
’
s NAV. During a general market downturn, multiple asset classes may be negatively affected. Fixed-income securities with short-term maturities are generally less sensitive to such changes than are fixed-income securities with longer-term maturities. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

7

Market Trading Risk
Absence of Active Market
. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants.
Risk of Secondary Listings
. The Fund’s shares may be listed or traded on U.S. and
non-U.S.
stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to
non-U.S.
investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risk
. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when the Fund accepts purchase and redemption orders. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.
Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.
Shares of the Fund May Trade at Prices Other Than NAV
. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during periods of market volatility, including during periods of significant redemption requests or other unusual market conditions.
ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND
’
S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV
. However, because shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long term (unlike shares of many closed-end
funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that the Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.
Costs of Buying or Selling Fund Shares
. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread”; that is, the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread, which varies over time for shares of the Fund based on trading volume and market liquidity, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, increased market volatility may cause wider spreads. There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

8

Non-Diversification
Risk
. The Fund is classified as
“non-diversified.”
This means that the Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.
Operational Risk
. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.
Privately-Issued Securities Risk
. The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S under the 1933 Act. Privately-issued securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV due to the absence of an active trading market. There can be no assurance that a privately-issued security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Risk of Investing in the U.S
. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or the imposition of U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.
The U.S. has developed increasingly strained relations with a number of foreign countries. If relations with certain countries continue to worsen, it could adversely affect U.S. issuers as well as
non-U.S.
issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Small Fund Risk
. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund were to be required to delist from the listing exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Tax Risk
. There is no guarantee that the Fund’s income will be exempt from U.S. federal income taxes or the federal Medicare contribution tax of 3.8% on “net investment income.” BFA relies on the bond issuer’s prospectus disclosure of the opinion from its counsel as to the tax-exempt
status of the investment. Neither BFA nor the Fund guarantees that this opinion is correct, and there is no assurance that the U.S. Internal Revenue Service (“IRS”) will agree with the bond issuer’s counsel’s tax opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with U.S. federal tax requirements to preserve the tax-free
status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the security could decline significantly in value. BFA will generally seek to obtain bonds that pay interest that is exempt from U.S. federal income taxes and the federal Medicare contribution tax. The interest on any money market instruments or other cash equivalents held by the Fund may be subject to the federal Medicare contribution tax.
Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax or federal Medicare contribution tax purposes retroactively to its date of issuance. Such a determination may cause a

9

portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. U.S. federal or state changes in income or federal Medicare contribution tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value. If the IRS determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable, even retroactively, and the securities could decline significantly in value.
Valuation Risk
. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because
non-U.S.
exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares.
Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
A Further Discussion of Other Risks
The Fund may also be subject to certain other
risks associated with its investments and investment strategies.
Floating Rate Notes Risk
. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Floating rate notes generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates, such as the London Interbank Offered Rate, may not accurately track market interest rates.
Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
LIBOR Risk.
The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR.
In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (
e.g
., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR).
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

10

School District Investment Risk
. School districts rely, in part, on funding appropriations from, among others, the federal government and state governments. As a result, municipal securities issued by school districts may be adversely affected by political and economic changes at the state or federal levels, such as decreased tax or other revenues, spending reductions or changes in appropriations. Municipal securities that are issued to finance a particular school district project often depend on revenues from that project to make principal and interest payments. Adverse conditions and developments affecting a particular project can result in lower revenues to the issuer of the municipal securities. Investors in these securities, similar to investors in municipal securities generally, face heightened risk of loss upon insolvency of the school district issuers because there is often no ready source of funding to pay the bonds other than the local tax base, which a bankruptcy court or administrator does not control.
Threshold/Underinvestment Risk
. If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. The capacity of the Fund to make investments in certain securities may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.
For example, in certain circumstances where the Fund invests in securities issued by companies that operate in certain regulated industries or in certain emerging or international markets, is subject to corporate or regulatory ownership restrictions, or invests in certain futures or other derivative transactions, there may be limits on the aggregate and/or fund-level amount invested or voted by BFA and its affiliates for their proprietary accounts and for client accounts (including the Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.
Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”). The
Fund discloses its portfolio holdings
daily at www.blackrock.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling
1-800-441-7762.
Management
Investment Adviser
. As investment adviser, BFA has overall responsibility for the general management and administration of the Fund. BFA provides an investment program for the Fund and manages the investment of the Fund’s assets. In managing the Fund, BFA may draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to portfolio securities. In seeking to achieve the Fund’s investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.
Pursuant to the Investment Advisory Agreement between BFA and the Trust (entered into on behalf of the Fund), BFA is responsible for substantially all expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust).
For its investment advisory services to the Fund, BFA will be paid a management fee from the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.40%.
BlackRock has contractually agreed to waive 0.10% of the management fee through June 30, 2023. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested
trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30,
2023.

11

BFA may
from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”). As of December 31,
2020, BFA and its affiliates provided investment advisory services for assets in excess of $8.676 trillion. BFA and its affiliates trade and invest for their own accounts in the actual securities and types of securities in which the Fund may also invest, which may affect the price of such securities.
A discussion regarding the basis for the approval by the Board of the Investment Advisory Agreement with BFA will be available in the Fund’s annual report for the period ending July 31, 2021.
From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.
Portfolio Managers
. Phillip Socco and Christian Romaglino are jointly and primarily responsible for the day-to-day management of the Fund. In managing the Fund, Messrs. Soccio and Romaglino consult regularly with James Mauro. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, developing and implementing the Fund’s investment process and investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities.
Phillip Soccio has been employed by BFA or its affiliates as a portfolio manager since 2007. Mr. Soccio has been with BlackRock since 1998. Mr. Soccio has been a Portfolio Manager of the Fund since 2020. Christian Romaglino has been employed by BFA or its affiliates as a portfolio manager since 2017. Mr. Romaglino was a portfolio manager at Brown Brothers Harriman from 2010 to 2017. Mr. Romaglino has been a Portfolio Manager of the Fund since 2020. James Mauro has been employed by BFA or its affiliates as a portfolio manager since 2011. Prior to that, Mr. Mauro was a Vice President at State Street Global Advisors. Mr. Mauro has been a Portfolio Manager of the Fund since 2020.
The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Fund.
Administrator, Custodian and Transfer Agent
. State Street Bank and Trust Company (“State Street”) is the administrator, custodian and transfer agent for the Fund.
Legal Proceedings
.
On May 27, 2014, certain investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption
In re BlackRock Mutual Funds Advisory Fee Litigation
. In the lawsuit, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, the plaintiffs allege that the Defendants violated Section 36(b) of the
1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. On June 13, 2018, the court granted in part and denied in part the Defendants’ motion for summary judgment. On July 25, 2018, the plaintiffs served a pleading that supplemented the time period of their alleged damages to run through the date of trial. The lawsuit seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants beginning twelve months preceding the start of the lawsuit with respect to each of Global Allocation and Equity Dividend and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The trial on the remaining issues was completed on August 29, 2018. On February 8, 2019, the court issued an order dismissing the claims in their entirety. On March 8, 2019, the plaintiffs provided notice that they were appealing both the February 8, 2019 post-trial order and the June 13, 2018 order partially granting Defendants’ motion for summary judgment. On May 28, 2020, the appellate court affirmed the trial court’s orders. On June
 26, 2020, the plaintiffs petitioned the appeals court for a rehearing,

12

which was denied on July
 9, 2020. Plaintiffs’ deadline to seek further appeal has passed; consequently, this matter is now closed.
Conflicts of Interest
. The investment activities of BFA and its affiliates (including BlackRock and its subsidiaries (collectively, the “Affiliates”)
), and their respective directors, officers or employees, in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BFA and its Affiliates
provide investment management services to other funds and discretionary managed accounts that may follow investment programs similar to that of the Fund. BFA and its Affiliates
are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. BFA or one or more Affiliates act
,
or may act
,
as an investor,
research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader
, lender, index provider, agent and/or principal, and have other direct and indirect interests in securities, currencies, commodities, derivatives and other instruments in which the Fund may directly or indirectly invest.
The Fund may invest in securities of, or engage in other transactions with, companies with which an Affiliate has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which an Affiliate provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. The Fund also may invest in securities of, or engage in other transactions with, companies for which an Affiliate provides or may in the future provide research coverage. An Affiliate may have business relationships with, and purchase or distribute or sell services or products from or to, distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services.
BFA or one or more Affiliates
may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund. This may include transactions in securities issued by other open-end
and
closed-end
investment companies (which may include investment companies that are affiliated with the Fund and BFA, to the extent permitted under the 1940 Act
. The trading activities of BFA and these Affiliates
are carried out without reference to positions held directly or indirectly by the Fund and may result in BFA or an Affiliate having positions in certain securities that are senior or junior to, or have interests different from or adverse to, the securities that are owned by the Fund. Neither BlackRock nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the
Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by BlackRock or an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.
In addition, the Fund may, from time to time, enter into transactions in which BFA or an Affiliate or its or their directors, officers or employees or other clients have an adverse interest. Furthermore, transactions undertaken by clients advised or managed by BFA or its Affiliates
may adversely impact the Fund. Transactions by one or more clients or by BFA or its Affiliates
or their directors, officers or employees, may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.
The Fund’s activities may be limited because of regulatory restrictions applicable to BFA or one or more Affiliates
and/or their internal policies designed to comply with such restrictions.
Under a securities lending program approved by the Board, the
Fund
has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the securities lending agent will receive a fee from the Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.
The activities of BFA
and its Affiliates
and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. See the SAI for further information.

13

Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Fund, is available free of charge by calling toll-free:
1-800-441-7762
or visiting our website at www.blackrock.com.
Buying and Selling Shares
. Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the
Creations and Redemptions
section of this Prospectus. Only an Authorized Participant
may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.
Shares of the Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange or otherwise in the secondary market. The Fund’s shares trade under the ticker symbol “INMU.”
Buying or selling Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Fund’s spread may also be impacted by the liquidity or illiquidity of the underlying securities held by the Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because the Fund sells and redeems its shares directly through transactions that are in-kind
and/or for cash, subject to the conditions described below under
Creations and Redemptions
. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed for trading on a national securities exchange.
The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s listing exchange is NYSE Arca, Inc. (“NYSE Arca”).
Book Entry
. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Fund.
Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.
Share Prices
. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and underlying securities held by the Fund, economic conditions and other factors.
Determination of Net Asset Value
. The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally

14

4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.
The value of the securities and other assets and liabilities held by the Fund are determined pursuant to valuation policies and procedures approved by the Board.
The Fund values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value.
Generally, trading in
non-U.S.
securities, U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.
When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with policies and procedures approved by the Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.
Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length
transaction. Valuing the Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.
Dividends and Distributions
General Policies
. Dividends from net investment income, if any, generally are declared and paid at least once a year by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
Dividends and other distributions on shares of the Fund are distributed on a pro rata
basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.
Dividend Reinvestment Service
. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to

15

specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.
Taxes.
As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information, based on current law. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.
Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, in which case your distributions generally will be taxable when withdrawn, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.
Taxes on Distributions.
Dividends paid by the Fund that are properly reported as tax-exempt interest dividends will not be subject to regular U.S. federal income tax. The Fund intends to invest its assets in a manner such that dividend distributions to its shareholders will generally be exempt from U.S. federal income taxation (except that the interest may be includable in taxable income for purposes of the AMT. Dividends paid by the Fund will be exempt from U.S. federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt
interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in state, municipal and other bonds that are excluded from gross income for U.S. federal income tax purposes and as long as the Fund properly reports such dividends as tax-exempt interest dividends. Exempt interest dividends from interest earned on municipal securities of a state, or its political subdivisions, may be exempt from income tax in that state. However, income from municipal securities of other states generally will not qualify for tax-free
treatment.
Distributions from the Fund’s net investment income other than from net tax-exempt income, including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Fund’s distributions of net long-term capital gains, if any, in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund’s shares. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts. Taxable distributions from the Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts. Distributions from the Fund are not expected to qualify as qualified dividend income.
Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. To the extent the Fund does not include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.
If you lend your Fund shares pursuant to securities lending arrangements, you may lose the ability to treat Fund dividends (paid while the shares are held by the borrower) as tax-exempt income. Consult your financial intermediary or tax advisor.
In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.
If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), the Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net tax-exempt income or long-term capital gains or upon the sale or other disposition of shares of the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign

16

financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant
foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
If you are a resident or a citizen of the U.S., by law, backup withholding at a 24% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.
Taxes When Shares are Sold.
Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.
The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.
Creations and Redemptions
. Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size
Creation Units
or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Fund’s distributor, BlackRock Investments, LLC (the “Distributor”), an affiliate of BFA. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.
These transactions are usually in exchange for cash.
A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a specified amount of cash and/or a designated portfolio of securities (including any portion of such securities for which cash may be substituted) in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a specified amount of cash and/or a designated portfolio of securities (including any portion of such securities for which cash may be substituted). Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund will accept “custom baskets.” More information regarding custom baskets is contained in the Fund’s SAI.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
Only an Authorized Participant may create or redeem Creation Units with the Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Fund.
In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

17

To the extent the Fund engages in
in-kind
transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation
Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off
times for receipt of creation and redemption orders) is included in the Fund’s SAI.
Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Householding
. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Distribution
The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 1 University Square Drive, Princeton, NJ 08540.
BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Fund and certain other
BFA-advised
ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the
BFA-advised
ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Fund or other
BFA-advised
ETFs over another investment. More information regarding these payments is contained in the Fund’s SAI.
Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.

18

Financial Highlights
Financial highlights for the Fund are not available because, as of the effective date of this Prospectus, the Fund has not commenced operations and therefore has no financial highlights to report.

19

Disclaimers
Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to achieve its investment objective. NYSE Arca is not responsible for, nor has it participated in, the determination of the Fund’s investments, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.
Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

20

Want to know more?
www.blackrock.com    |
1-800-441-7762
Copies of the Prospectus, SAI and other information can be found on our website at www.blackrock.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.
If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI free of charge, please:

Call:	1-800-441-7762 (toll free)
Write:	c/o BlackRock Investments, LLC
1 University Square Drive Princeton, NJ 08540
Reports and other information about the Fund are available on the EDGAR database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following
e-mail
address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.
Investment Company Act File No.:
811-23511

PRO-IMIBE-0321

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A is filed for the sole purpose of submitting interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in Pre-Effective Amendment No. 2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 29, 2021.

BLACKROCK ETF TRUST II
(REGISTRANT)

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 29, 2021

/s/ TRENT WALKER (Trent Walker)	Chief Financial Officer (Principal Financial and Accounting Officer)	March 29, 2021

MICHAEL J. CASTELLANO* (Michael J. Castellano)	Trustee

RICHARD E. CAVANAGH* (Richard E. Cavanagh)	Trustee

CYNTHIA L. EGAN* (Cynthia L. Egan)	Trustee

FRANK J. FABOZZI* (Frank J. Fabozzi)	Trustee

R. GLENN HUBBARD* (R. Glenn Hubbard)	Trustee

W. CARL KESTER* (W. Carl Kester)	Trustee

CATHERINE A. LYNCH* (Catherine A. Lynch)	Trustee

KAREN P. ROBARDS* (Karen P. Robards)	Trustee

ROBERT FAIRBAIRN* (Robert Fairbairn)	Trustee

*By: /s/ JANEY AHN (Janey Ahn, Attorney-In-Fact)		March 29, 2021

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document – the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document